DESCRIPTION OF BUSINESS (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 23, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net loss		$ (2,579,761)	$ (719,380)	$ (277,357)
Accumulated deficit		(6,065,872)	$ (1,356,893)
Proceeds from reverse recapitalization, net of transaction costs	$ 4,400,300
Debt instrument, face amount		2,012,500
1.25% Convertible Senior Notes, Due December 2026 | Convertible Debt
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount		$ 2,012,500
Interest rate		1.25%